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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Consolidated Investment Group LLC
                 ---------------------------------
   Address:      18 Inverness Place East
                 ---------------------------------
                 Englewood, CO 80112
                 ---------------------------------

Form 13F File Number: 028-15026
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
         ----------------------------------------------
Title:   Manager, Chief Executive Officer and President
         ----------------------------------------------
Phone:   (303) 789-2664
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Merage              Englewood, CO     January 21, 2013
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          38
                                        --------------------

Form 13F Information Table Value Total:        90,101
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- --------------- --------- -------- --------------------- ----------- -------- -----------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR   SH/   PUT/  INVESTMENT   OTHER   -----------------------
       NAME OF ISSUER             CLASS        CUSIP   (x1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                          COM       013817101   200     23,041    SH            SOLE                23,041   0        0
APPLE INC                          COM       037833100  3,948    7,419     SH            SOLE                7,419    0        0
BANK OF AMERICA CORPORATION        COM       060505104  2,433   209,557    SH            SOLE               209,557   0        0
BLACKSTONE GROUP L P           COM UNIT LTD  09253U108  1,971   126,429    SH            SOLE               126,429   0        0
BOEING CO                          COM       097023105   432     5,739     SH            SOLE                5,739    0        0
BROADCOM CORP                      CL A      111320107  4,349   130,968    SH            SOLE               130,968   0        0
CENTURYLINK INC                    COM       156700106  3,473    88,782    SH            SOLE                88,782   0        0
CHECKPOINT SYS INC                 COM       162825103   512     10,737    SH            SOLE                10,737   0        0
CISCO SYS INC                      COM       17275R102  2,211   112,530    SH            SOLE               112,530   0        0
CITIGROUP INC                    COM NEW     172967424   708     17,894    SH            SOLE                17,894   0        0
DIAMOND OFFSHORE DRILLING IN       COM       25271C102   284     4,183     SH            SOLE                4,183    0        0
FEDEX CORP                         COM       31428X106  1,223    13,335    SH            SOLE                13,335   0        0
GOLAR LNG LTD BERMUDA              SHS       G9456A100  1,922    52,275    SH            SOLE                52,275   0        0
GOLAR LNG PARTNERS LP          COM UNIT LP1  Y2745C102   982     32,895    SH            SOLE                32,895   0        0
GOLDMAN SACHS GROUP INC            COM       38141G104  1,143    8,960     SH            SOLE                8,960    0        0
GOOGLE INC                         CL A      38259P508  2,294    3,243     SH            SOLE                3,243    0        0
HOME DEPOT INC                     COM       437076102  2,803    45,324    SH            SOLE                45,324   0        0
ISHARES INC                    MSCI BRAZIL   464286400   485     8,672     SH            SOLE                8,672    0        0
ISHARES INC                     MSCI JAPAN   464286848  3,590   368,248    SH            SOLE               368,248   0        0
ISHARES TR                    DJ OIL&GAS EXP 464288851  2,290    36,039    SH            SOLE                36,039   0        0
ISHARES TR                   MSCI EAFE INDEX 464287465  22,095  388,593    SH            SOLE               388,593   0        0
ISHARES TR                    MSCI EMERG MKT 464287234   369     8,316     SH            SOLE                8,316    0        0
ISHARES TR                     RUSSELL 1000  464287622  1,558    19,690    SH            SOLE                19,690   0        0
ISHARES TR                     RUSSELL 2000  464287655   751     8,911     SH            SOLE                8,911    0        0
ISHARES TR                     RUSSELL 3000  464287689  8,965   105,874    SH            SOLE               105,874   0        0
ISHARES TR                    RUSSELL MCP GR 464287481  1,135    18,080    SH            SOLE                18,080   0        0
ISHARES TR                    RUSSELL MIDCAP 464287499   898     7,938     SH            SOLE                7,938    0        0
JPMORGAN CHASE & CO                COM       46625H100   351     7,988     SH            SOLE                7,988    0        0
LOWES COS INC                      COM       548661107   979     27,567    SH            SOLE                27,567   0        0
MGM RESORTS INTERNATIONAL          COM       552953101  2,085   179,073    SH            SOLE               179,073   0        0
NORFOLK SOUTHERN CORP              COM       655844108  1,954    31,600    SH            SOLE                31,600   0        0
NUANCE COMMUNICATIONS INC          COM       67020Y100  3,454   154,778    SH            SOLE               154,778   0        0
OCCIDENTAL PETE CORP DEL           COM       674599105   954     12,455    SH            SOLE                12,455   0        0
POWERSHARES QQQ TRUST           UNIT SER 1   73935A104  1,047    16,077    SH            SOLE                16,077   0        0
SEAGATE TECHNOLOGY PLC             SHS       G7945M107   489     16,078    SH            SOLE                16,078   0        0
SIX FLAGS ENTERTAINMENT            COM       83001A102   202     3,300     SH            SOLE                3,300    0        0
SPDR INDEX SHS FDS            S&P CHINA ETF  78463X400  1,881    25,387    SH            SOLE                25,387   0        0
STARBUCKS CORP                     COM       855244109  3,681    68,632    SH            SOLE                68,632   0        0
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